Significant accounting policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 2,840,807	$ 400,119	¥ 1,589,161	¥ 1,038,583
PRC
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,417,783		1,293,949
PRC | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	2,414,169		1,290,408
PRC | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	3,614		3,541
Hong Kong
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	204,049		15,874
Hong Kong | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	9,904		9,884
Hong Kong | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	194,145		5,990
Cayman Islands
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	218,975		279,338
Cayman Islands | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	272		273
Cayman Islands | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 218,703		¥ 279,065